Revenues - Summary of Breakdown of Revenues by Sales Channel (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 728,993	€ 603,340	€ 1,292,402	€ 1,014,733	€ 1,321,327
Total Direct to Customer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	428,024	378,548	851,429	613,240	804,057
Direct to Consumer Zegna branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	361,850	317,814	712,862	527,972	743,012
Direct to Consumer Thom Browne branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	66,174	60,734	138,567	85,268	61,045
Total Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	298,738	217,555	437,671	385,005	494,007
Wholesale Zegna branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	63,402	58,368	134,449	108,506	176,533
Wholesale Thom Browne branded products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	118,992	81,485	124,830	94,222	99,550
Wholesale Third Party Brands and Textile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	116,309	77,379	177,201	169,888	200,233
Wholesale Agnona [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	35	323	1,191	12,389	17,691
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,231	€ 7,237	€ 3,302	€ 16,488	€ 23,263